Segment information	12 Months Ended
Dec. 31, 2018
Segment information
Segment information

6 Segment information

AstraZeneca is engaged in a single business activity of biopharmaceuticals and the Group does not have multiple operating segments. AstraZeneca’s  biopharmaceuticals business consists of the discovery and development of new products, which are then manufactured, marketed and sold. All of these functional activities take place (and are managed) globally on a highly integrated basis. These individual functional areas are not managed separately.

The SET, established and chaired by the CEO, is the vehicle through which he exercises the authority delegated to him from the Board for the management, development and performance of our business. It is considered that the SET is AstraZeneca’s chief operating decision making body (as defined by IFRS 8). The operation of the SET is principally driven by the management of the commercial operations, R&D, and manufacturing and supply. All significant operating decisions are taken by the SET. While members of the SET have responsibility for implementation of decisions in their respective areas, operating decision making is at SET level as a whole. Where necessary, these are implemented through cross-functional sub-committees that consider the Group-wide impact of a new decision. For example, product launch decisions would be initially considered by the SET and, on approval, passed to an appropriate sub-team for implementation. The impacts of being able to develop, produce, deliver and commercialise a wide range of pharmaceutical products drive the SET decision making process.

In assessing performance, the SET reviews financial information on an integrated basis for the Group as a whole, substantially in the form of, and on the same basis as, the Group’s IFRS Financial Statements. The high upfront cost of discovering and developing new products coupled with the relatively insignificant and stable unit cost of production means that there is not the clear link that exists in many manufacturing businesses between the revenue generated on an individual product sale and the associated cost and hence margin generated on a product. Consequently, the profitability of individual drugs or classes of drugs is not considered a key measure of performance for the business and is not monitored by the SET.

Resources are allocated on a Group-wide basis according to need. In particular, capital expenditure, in-licensing, and R&D resources are allocated between activities on merit, based on overall therapeutic considerations and strategy under the aegis of the Group’s Early Stage Product Committees and a single Late Stage Product Committee.

Geographic areas

The following table shows information for Total Revenue by geographic area and material countries. The additional tables show the Operating profit and Profit before tax made by companies located in that area, together with segment assets, segment assets acquired, net operating assets, and Property, plant and equipment owned by the same companies; export sales and the related profit are included in the area/country where the legal entity resides and from which those sales were made.

	Total Revenue
	2018	2017	2016
	$m	$m	$m
UK	2,390	3,240	1,849

Continental Europe
France	617	701	899
Germany	592	541	615
Italy	426	514	529
Spain	396	447	440
Sweden	477	842	1,522
Others	1,312	1,512	1,575
	3,820	4,557	5,580
The Americas
Canada	483	482	495
US	7,240	6,666	7,828
Others	806	809	846
	8,529	7,957	9,169
Asia, Africa & Australasia
Australia	313	377	385
China	3,778	2,955	2,650
Japan	1,952	2,172	2,145
Others	1,308	1,207	1,224
	7,351	6,711	6,404
Total Revenue	22,090	22,465	23,002

Total revenue outside of the UK totalled $19,700m for the year ended 31 December 2018 (2017: $19,225m; 2016: $21,153m).

	Operating (loss)/profit			(Loss)/profit before tax
	2018	2017	2016	2018	2017	2016
	$m	$m	$m	$m	$m	$m
UK	(66)	(694)	(526)	(514)	(1,146)	(950)
Continental Europe	3,671	2,482	3,695	3,179	1,918	3,136
The Americas	(757)	1,242	1,259	(1,171)	822	919
Asia, Africa & Australasia	539	647	474	499	633	447
Continuing operations	3,387	3,677	4,902	1,993	2,227	3,552

	Non-current assets			[1]	Total assets
	2018	2017	2016		2018	2017	2016
	$m	$m	$m		$m	$m	$m
UK	4,828	5,371	5,127		13,573	12,842	12,704
Continental Europe	14,529	16,305	15,731		17,119	18,962	18,174
The Americas	22,191	24,811	26,044		26,381	28,180	28,792
Asia, Africa & Australasia	976	1,024	917		3,578	3,370	2,856
Continuing operations	42,524	47,511	47,819		60,651	63,354	62,526

	Assets acquired			[2]	Net operating assets			[3]
	2018	2017	2016		2018	2017	2016
	$m	$m	$m		$m	$m	$m
UK	556	400	362		3,471	3,351	3,306
Continental Europe	530	629	8,494		8,913	10,228	8,479
The Americas	356	585	688		18,598	20,339	20,969
Asia, Africa & Australasia	105	138	129		1,037	1,198	1,030
Continuing operations	1,547	1,752	9,673		32,019	35,116	33,784
[1]	Non-current assets exclude Deferred tax assets and Derivative financial instruments.
[2]	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets).
[3]	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, retirement benefit obligations and non-operating receivables and payables.

	Property, plant and equipment
	2018	2017	2016
	$m	$m	$m
UK	1,605	1,455	1,026
Sweden	1,456	1,508	1,142
US	2,844	3,055	3,233
Rest of the world	1,516	1,597	1,447
Continuing operations	7,421	7,615	6,848

Geographic markets

The table below shows Product Sales in each geographic market in which customers are located.

	2018	2017	2016
	$m	$m	$m
UK	469	489	487
Continental Europe	4,388	4,712	4,987
The Americas	8,177	7,467	8,717
Asia, Africa & Australasia	8,015	7,484	7,128
Continuing operations	21,049	20,152	21,319

Product Sales are recognised when control of the goods has been transferred to a third party. In general this is upon delivery of the products to wholesalers. One wholesaler (2017: zero; 2016: one) individually represented greater than 10% of Product Sales. The value of these transactions recorded as Product Sales were $2,704m (2017: N/A; 2016: $2,851m).